Schedule of Employee Defined Benefits Obligation and plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Defined benefit obligation at the beginning of the year	$ 9,337	$ 9,500
Interest on defined obligation	213	129
Current service cost	655	678
Contributions by plan participants	444	476
Translation (gain) loss	534	(20)
Benefits paid	(289)	(1,095)
Actuarial loss arising on projected benefit obligation	118	(331)
Defined benefit obligation at the end of the year	11,012	9,337
Fair value of plan assets at the beginning of the year	7,761	7,353
Actual return on plan assets	(68)	457
Contributions by the employer	530	569
Contributions by plan participants	444	476
Benefits paid	(289)	(1,095)
Translation loss	440	1
Fair value of plan assets - at the end of the year	8,818	7,761
Funded status at end of the year	$ (2,194)	$ (1,576)